Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Percentage of matching contribution to the plan made by the company	2.00%
Contribution to defined contribution plan	$ 456,000	$ 67,000
Maximum employee contribution	5,800
Provision for a loss contingency	$ 0